Financial income (expense)	6 Months Ended
Jun. 30, 2015
Nonoperating Income (Expense) [Abstract]
Other Nonoperating Income and Expense [Text Block]
6. Financial income (expense)

The components of financial income (expense) are as follows:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2015	2014	2015	2014
	(Restated)	(Restated)	(Restated)	(Restated)
Interest income	$2,425	$435	$4,852	$901
Interest expense:
Interest expense	(2,759)	(2,160)	(5,613)	(4,369)
Commitment fees	(301)	(364)	(599)	(1,220)
Amortization of debt issuance cost	(650)	(1,913)	(1,298)	(2,212)
Capitalized interest	—	2,181	—	5,447
Total interest expense	(3,710)	(2,256)	(7,510)	(2,354)
Gain (loss) on derivative instruments	(8)	—	113	—
Other items, net:
Foreign exchange gain (loss)	(246)	(42)	(672)	(63)
Bank charges and fees and other	(13)	—	(14)	(1)
Withholding tax on interest expense and other	(675)	(589)	(1,348)	(1,038)
Total other items, net	(934)	(631)	(2,034)	(1,102)
Total financial income (expense), net	$(2,227)	$(2,452)	$(4,579)	$(2,555)